Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company for the fiscal years ended December 31, 2024, 2023 and 2022.

					Value of Initial
			Average Summary	Average	Fixed $100
	Summary		Compensation	Compensation	Investment Based
	Compensation	Compensation	Table for Non-	Actually Paid	on Company	Net
	Table Total	Actually paid	PEO Named	to Non-PEO Named	Total Shareholder	Income (Loss)
Year	per PEO (1)	to PEO (1)	Executive Officers (1)	Executive Officers (1)	Return	in 000's
2024	$877,649	$633,578	$417,633	$341,566	$23.71	$1,152
2023	$1,216,040	$1,332,023	$521,165	$553,000	$34.93	$7,649
2022	$779,715	$974,452	$352,586	$385,164	$22.57	$(9,730)

1.	Our CEO, Eric B. Blashford served as our principal executive officer (PEO) for each year reported. The Other NEO's are represented by Daniel E. Schueller and Thomas A. Ciccone for each year reported.

PEO Total Compensation Amount	$ 877,649	$ 1,216,040	$ 779,715
PEO Actually Paid Compensation Amount	$ 633,578	1,332,023	974,452
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid (CAP) is defined by the SEC to include not only actual take-home pay for the reported year, but also (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year. To calculate CAP, the following amounts were deducted from and added to the executives’ “total compensation” as reported in the Summary Compensation Table (SCT):

			Minus	Plus	Plus (Minus)	Plus (Minus)	Plus (Minus)	Equals
						Change in Fair	Change in Fair
				Fair Value at Fiscal	Change in Fair	Value as of Vesting	Value as of Forfeit
				Year-End of	Value of	Date of Stock	Date of Stock
		Summary	Grant Date Fair	Outstanding and	Outstanding and	Awards Granted in	Awards Granted in
		Compensation	Value of Stock	Unvested Stock	Unvested Stock	Prior Years that	Prior Years that
		Table (SCT)	Awards Granted in	Awards Granted In	Awards Granted In	Vested During	Forfeited During
		Total	Fiscal Year	Fiscal Year	Prior Fiscal Years	Fiscal Year	Fiscal Year	CAP
	Year	$	$	$	$	$	$	$
PEO	2024	$877,649	$330,001	$228,089	$(142,293)	$134		$633,578
	2023	$1,216,040	$323,137	$218,049	$119,782	$162,564	$(61,275)	$1,332,023
	2022	$779,715	$235,079	$237,735	$158,214	$33,867		$974,452
Average Non-	2024	$417,633	$114,119	$78,876	$(42,190)	$1,366		$341,566
PEO NEOs	2023	$521,165	$110,638	$74,657	$31,896	$46,377	$(10,458)	$553,000
	2022	$352,586	$61,936	$62,636	$26,526	$5,352		$385,164

Non-PEO NEO Average Total Compensation Amount	$ 417,633	521,165	352,586
Non-PEO NEO Average Compensation Actually Paid Amount	341,566	553,000	385,164
Total Shareholder Return Amount	23.71	34.93	22.57
Net Income (Loss)	1,152,000	7,649,000	(9,730,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	330,001	323,137	235,079
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,089	218,049	237,735
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(142,293)	119,782	158,214
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134	162,564	33,867
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(61,275)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,119	110,638	61,936
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,876	74,657	62,636
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,190)	31,896	26,526
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,366	46,377	$ 5,352
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (10,458)